DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Direct operating costs	$ 6,794	$ 6,163	$ 5,983
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	527	490	491
Subcontractor and consultant costs	2,432	2,509	2,948
Concession construction materials and labor costs	299	323	235
Depreciation and amortization expense	728	498	262
Compensation	1,749	1,503	1,322
Other direct costs	$ 1,059	$ 840	$ 725